Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Federal depository insurance coverage (in Dollars)	$ 250,000		$ 250,000
Payment to sponsor (in Dollars)	$ 10
Initial Public Offering [Member]
Accounting Policies [Abstract]
Aggregate ordinary shares	16,699,626
Payment to sponsor (in Dollars)			$ 16,699,626
Class A Ordinary Shares [Member]
Accounting Policies [Abstract]
Ordinary shares subject to possible redemption	2,363,217		32,369,251	32,369,251